Other related party transactions (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Related Party Transactions Details Narrative
Legal fees and share issuance costs	80,550	52,234	15,219
Accounts payable from legal fees and share issuance costs	11,112	8,719
Accounts payable and accrued liabilities	63,820	4,681
SFD survey contract (in US dollars)		150,000